Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIALS GIBRALTAR FUND
Prospectus Date	rr_ProspectusDate	Apr. 15, 2019
PRUDENTIALS GIBRALTAR FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not show charges that are imposed by the investment plan contracts or the variable annuity contracts. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your contract for additional information about contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The following example does not include the effect of contract charges. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. For more information about contract charges see your contract.

		The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated. The example assumes a 5% return each year and that the Fund's operating expenses remain the same as shown in the chart above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE<br/>Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stock and other securities convertible into common stock. Those investments can include American Depository Receipts, which are dollar-denominated certificates representing a right to receive securities of a foreign issuer.

		The Fund's portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a fund that exhibits growth characteristics blended with valuations comparable to that of the market.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Fund. All investments have risks to some degree and it is possible that you could lose money by investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund makes every effort to achieve its objectives, the Fund cannot guarantee success.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high volatility in a market or segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Fund could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets.  Such events may result in losses to the Fund.

Investment Style Risk. Securities held by the Fund as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Fund may underperform other funds that invest in similar asset classes but use different investment styles.

Liquidity and Valuation Risk. The Fund may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. The Fund may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Fund’s net asset value. In such cases, investments owned by the Fund may be valued at fair value pursuant to guidelines established by the Fund’s Board of Directors. No assurance can be given that the fair value prices accurately reflect the value of the security. The Fund is subject to a liquidity risk management program (further discussed in the Fund’s Statement of Additional Information), which limits the ability of the Fund to invest in illiquid investments.

Market and Management Risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Fund may not produce the intended or desired results. There is no guarantee that the investment objective of the Fund will be achieved.

Expense Risk. The actual cost of investing in the Fund may be higher than the expenses shown in the “Annual Fund Operating Expenses” table above for a variety of reasons, including, for example, if the Fund’s average net assets decrease.

		Regulatory Risk. The Fund is subject to a variety of laws and regulations which govern its operations. The Fund is subject to regulation by the Securities and Exchange Commission (SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Fund invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Fund, a security, business, sector or market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future. The Fund's returns are shown after deduction of Fund expenses. They do not include any charges under the investment contracts or variable annuity contracts. If those contract charges were included, the annual returns would be lower than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's returns are shown after deduction of Fund expenses. They do not include any charges under the investment contracts or variable annuity contracts. If those contract charges were included, the annual returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
16.44%	1st Quarter of 2012	-14.64%	4th Quarter of 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (For the periods ended December 31, 2018)
PRUDENTIALS GIBRALTAR FUND | PRUDENTIALS GIBRALTAR FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
2009	rr_AnnualReturn2009	40.15%
2010	rr_AnnualReturn2010	6.54%
2011	rr_AnnualReturn2011	1.57%
2012	rr_AnnualReturn2012	20.33%
2013	rr_AnnualReturn2013	32.15%
2014	rr_AnnualReturn2014	8.43%
2015	rr_AnnualReturn2015	12.65%
2016	rr_AnnualReturn2016	0.39%
2017	rr_AnnualReturn2017	36.24%
2018	rr_AnnualReturn2018	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.64%)
One Year	rr_AverageAnnualReturnYear01	4.61%
Five Years	rr_AverageAnnualReturnYear05	11.81%
Ten Years	rr_AverageAnnualReturnYear10	15.47%
PRUDENTIALS GIBRALTAR FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.38%)
Five Years	rr_AverageAnnualReturnYear05	8.49%
Ten Years	rr_AverageAnnualReturnYear10	13.11%